Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TSMC North America [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Selling and marketing of integrated circuits and other semiconductor devices
Establishment and Operating Location	San Jose, California, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Japan Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities
Establishment and Operating Location	Yokohama, Japan
Percentage of Ownership	100.00%	100.00%
TSMC Partners, Ltd [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in companies involved in the design, manufacture, and other related business in the semiconductor industry and other investment activities
Establishment and Operating Location	Tortola, British Virgin Islands
Percentage of Ownership	100.00%	100.00%
TSMC Korea Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities
Establishment and Operating Location	Seoul, Korea
Percentage of Ownership	100.00%	100.00%
TSMC Europe BV [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities
Establishment and Operating Location	Amsterdam, the Netherlands
Percentage of Ownership	100.00%	100.00%
TSMC Global, Ltd [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investment activities
Establishment and Operating Location	Tortola, British Virgin Islands
Percentage of Ownership	100.00%	100.00%
TSMC China Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location	Shanghai, China
Percentage of Ownership	100.00%	100.00%
TSMC Nanjing Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location	Nanjing, China
Percentage of Ownership	100.00%	100.00%
VentureTech Alliance Fund III, L.P [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-uptechnology companies
Establishment and Operating Location	Cayman Islands
Percentage of Ownership	98.00%	98.00%
VentureTech Alliance Fund II, L.P [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-uptechnology companies
Establishment and Operating Location	Cayman Islands
Percentage of Ownership	98.00%	98.00%
TSMC Solar Europe GmbH [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Selling of solar related products and providing customer service
Establishment and Operating Location	Hamburg, Germany
Percentage of Ownership	100.00%	100.00%
VisEra Technologies Company Ltd [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engaged in manufacturing electronic spare parts and in researching, developing, designing, manufacturing, selling, packaging and testing of color filter
Establishment and Operating Location	Hsin-Chu, Taiwan
Percentage of Ownership	87.00%	87.00%
TSMC Design Technology Canada Inc [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities
Establishment and Operating Location	Ontario, Canada
Percentage of Ownership	100.00%	100.00%
TSMC Technology, Inc [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities
Establishment and Operating Location	Delaware, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Development, Inc [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in companies involved in the manufacturing related business in the semiconductor industry
Establishment and Operating Location	Delaware, U.S.A.
Percentage of Ownership	100.00%	100.00%
InveStar Semiconductor Development Fund, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-uptechnology companies
Establishment and Operating Location	Cayman Islands
Percentage of Ownership	97.00%	97.00%
InveStar Semiconductor Development Fund, Inc. (II) LDC [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-uptechnology companies
Establishment and Operating Location	Cayman Islands
Percentage of Ownership	97.00%	97.00%
WaferTech, LLC [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, selling and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location	Washington, U.S.A.
Percentage of Ownership	100.00%	100.00%
Growth Fund Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in new start-uptechnology companies
Establishment and Operating Location	Cayman Islands
Percentage of Ownership	100.00%	100.00%